FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Assets:
Measured at amortized cost (i)	$ 11,845	$ 7,625
Liabilities:
Amortized cost (ii)	53,855	47,663
Fair value through P&L (iii)	$ (45)	$ 159